Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Summary of Receivables from and Accounts Payable to Related Parties
a)	Receivables from related parties

Summary of Significant Transactions and Effect on Income or Expenses

As of December 31, 2021, 2020 and 2019, the significant transactions with related companies that are not consolidated, are as follows:

					For the years ended December 31,
					2021	2020	2019
Taxpayer ID N°	Company	Country	Relationship	Description of transaction	ThCh$	ThCh$	ThCh$
94.271.000-3	Enel Américas S.A.	Chile	Common Inmediate Parent	Provision of administration services and others	5,632,424	5,021,265	4,748,244
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas consumption	(314,415,258)	(164,410,577)	(99,801,403)
Foreign	Enel X S.R.L.	Italy	Common Inmediate Parent	Technical Services	(5,284,971)	(3,435,918)	—
Foreign	Enel Global Services S.r.l.	Italy	Common Inmediate Parent	Engineering Services	—	(5,097,105)	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Inmediate Parent	IT Services	(2,230,293)	—	—
Foreign	Enel S.p.A.	Italy	Parent	Technical Services	(5,305,537)	(3,800,471)	(4,110,257)
Foreign	Enel Global Trading SpA.	Italy	Common Inmediate Parent	Commodity derivatives	35,815,215	(37,771,702)	(12,118,800)
Foreign	Enel Global Trading SpA.	Italy	Common Inmediate Parent	Gas Purchase	(2,618,484)	—	—
Foreign	Enel Global Trading SpA.	Italy	Common Inmediate Parent	Technical Services	(2,227,749)	(2,183,183)	(1,634,832)
Foreign	Enel Global Trading SpA.	Italy	Common Inmediate Parent	Gas Sales	—	—	58,352,346
Foreign	Enel Finance International NV	Netherlands	Common Inmediate Parent	Financial expenses	(42,040,047)	(35,079,947)	(31,328,749)
Foreign	Enel Italia S.r.l.	Italy	Common Inmediate Parent	IT Services	—	—	(2,699,915)
Foreign	Enel Italia S.r.l.	Italy	Common Inmediate Parent	Technical Services	—	—	(3,139,990)
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Inmediate Parent	Technical Services	—	(3,172,872)	—
Foreign	Enel Green Power SpA	Italy	Common Inmediate Parent	Engineering Services	—	(7,263,535)	—
Foreign	Enel Green Power SpA	Italy	Common Inmediate Parent	Technical Services	(7,861,111)	(4,674,437)	(3,898,762)
76.802.924-3	Energía y Servicios South America SpA	Chile	Common Inmediate Parent	IT Services	—	(2,128,624)	—

Summary of Compensation Paid to Members of the Board of Directors

				December 31, 2021
				Enel Chile Board	Board of subsidiaries	Directors’ Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2021	216,204	—	—
Foreign	Giulio Fazio	Director	January - March 2021	—	—	—
4.461.192-9	Fernán Gazmuri Plaza	Director	January - December 2021	105,796	—	34,466
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2021	108,102	—	36,028
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - March 2021	25,910	—	8,637
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	April - December 2021	76,460	—	25,481
Foreign	Monica Girardi	Director	April - December 2021	—	—	—
Foreign	Isabella Alessio	Director	April - December 2021	—	—	—
Foreign	Daniele Caprini	Director	January - March 2021	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2021	—	—	—
			Total	532,472	—	104,612

				December 31, 2020
				Enel Chile Board	Board of subsidiaries	Directors’ Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2020	207,918	—	—
Foreign	Giulio Fazio	Director	January - December 2020	—	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - December 2020	103,959	—	34,663
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2020	103,959	—	34,663
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2020	103,959	—	34,663
Foreign	Daniele Caprini	Director	January - December 2020	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2020	—	—	—
			Total	519,795	—	103,989

				December 31, 2019
				Enel Chile Board	Board of subsidiaries	Directors’ Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2019	206,350	—	—
Foreign	Giulio Fazio	Director	January - December 2019	—	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - December 2019	103,175	—	33,648
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2019	103,175	—	33,648
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2019	103,175	—	33,648
Foreign	Daniele Caprini	Director	January - December 2019	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2019	—	—	—
			Total	515,875	—	100,944

Disclosure Of Compensation Of Key Management Personnel Explanatory

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Paolo Palloti	Chief Executive Officer
Foreign	Giuseppe Turchiarelli (1)	Administration Finance and Control Officer
13.903.626-3	Liliana Schnaidt Hagedorn	Human Resources and Organization Manager
6.973.465-0	Domingo Valdés Prieto	General Counsel and Secretary to the Board
Foreign	Eugenio Belinchon Gueto (2)	Internal Audit Manager

(1)	On November 15, 2019, Mr. Giuseppe Turchiarelli was appointed Administration, Finance and Control Officer, replacing Mr. Marcelo Antonio de Jesús.
(2)	On March 1, 2020, Mr. Eugenio Belinchon Gueto was appointed Internal Audit Manager, replacing Mr. Raffaele Cutrignelli.

Summary of Compensation Received by Key Management Personnel

	December 31, 2021	December 31, 2020	December 31, 2019
	ThCh$	ThCh$	ThCh$
Remuneration	2,060,928	2,133,063	2,357,252
Short-term benefits for employees	260,400	272,714	207,391
Other long-term benefits - IAS	38,713	146,404	2,088
Total	2,360,041	2,552,181	2,566,731